Discontinued Operations - Schedule of Major Classes of Line Items Constituting Pretax Income of the Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Handling charge income			$ 3,990,950
Interest related income and other			23,619
Operating Expenses:
Brokerage and transaction			3,918
Marketing and branding			118,874
General and administrative			1,586,587
Pretax income of discontinued operations			2,305,190
Income tax (benefit) expense attributable to discontinued operations		(2,691,778)	520,725
Income from discontinued operations		$ 2,691,778	$ 1,784,465